AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 30, 2013 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED, AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented and Statement of Additional Information (“SAI”) dated May 1, 2013 and as supplemented on October 7, 2013 and as further supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a sub-adviser change for the Multimanager Multi-Sector Bond Portfolio (the “Portfolio”).

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Effective as of December 31, 2013, Larry Post of Post Advisory Group will no longer serve as a portfolio manager to the Portfolio.

As such, effective December 31, 2013, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: Post Advisory Group – Portfolio Managers” of the Prospectus:

Portfolio Manager: The individual primarily responsible for the management of a portion of the Active Allocated Portion of the Portfolio is:

Name	Title	Date Began Managing a Portion of the Portfolio
Henry Chyung	Chief Investment Officer, Managing Director and Lead Portfolio Manager	August 2012

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The following information hereby replaces in its entirety the information regarding Post Advisory Group under the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Multi-Sector Bond Portfolio” of the Prospectus:

Portfolio Manager

Henry Chyung

Business Experience

Henry Chyung is primarily responsible for the day-to-day management of an Active Allocated Portion of the Portfolio. Mr. Chyung, Chief Investment Officer, Lead Portfolio Manager and Managing Director, re-joined Post in 2011 after serving as a Managing Director at Post from 2002 to 2005. In between his time at Post, he served as Managing Director for Canyon Capital Advisors where he focused on high yield bonds and distressed debt.

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Effective December 31, 2013, the information regarding Larry Post contained in the section entitled “Appendix B – Portfolio Manager Information – Multimanager Multi-Sector Bond Portfolio” of the SAI is hereby deleted in its entirety.

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